UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21179

                         BlackRock New York Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.2%
			New York—138.2%
AAA	$ 5,000		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	$ 5,128,550
			Dorm. Auth. RB,
AAA	5,000		Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,215,000
AAA	7,000		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,174,650
AAA	2,500		Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,613,300
AAA	3,160		Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,266,776
Aa3	3,000		Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,062,340
AAA	10,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	3,207,400
AAA	5,000		New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,074,700
AAA	7,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,112,490
AAA	2,000		Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,053,260
AAA	3,500		Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,608,745
AAA	7,000	[3]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,163,240
AAA	2,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,098,340
BBB-	1,000		Herkimer Cnty. Indl. Dev. Agcy. Civic Fac. RB, Coll. Fndtn., Inc. Student Hsg. Proj.,
			6.25%, 8/01/34	08/13 @ 100	1,026,400
			Met. Transp. Auth. RB,
AAA	1,085		Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,120,545
AAA	8,470		Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,675,821
AAA	5,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,290,700
AAA	5,000	[4]	Ded. Tax Fund,, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,312,700
AAA	2,660		Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,797,788
AAA	10,000		Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,262,800
A	2,500		New York City Indl. Dev. Agcy. RB, Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,552,775
AAA	3,500		New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB, Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,612,875
AAA	6,000		New York City Transl. Fin. Auth. RB, Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,171,840
AAA	5,000		New York City Trust Cultural Recs. RB, American Museum of Natural History Proj., Ser. A,
			5.00%, 7/01/44, MBIA	07/14 @ 100	5,119,850
BBB	3,320		New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	3,469,798
AAA	6,000		Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,211,020
AAA	10,000		Triborough Brdg. & Tunl. Auth. RB, Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,305,000
AAA	6,000	[4]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	6,632,460

					135,341,163

			Puerto Rico—13.0%
BBB	7,600		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	7,800,488
A	5,000		Indl. Fin. Auth. Med. & Env. Ctrl. Facs. RB, Polytecnic Univ. Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	4,970,800

					12,771,288

			Total Long-Term Investments (cost $143,246,934)		148,112,451

			SHORT-TERM INVESTMENTS—3.6%
			New York—3.1%
A-1+	3,000	[5]	Loc Gov’t. Asst. RB, 3.18%, 6/07/06, FSA, FRWD	N/A	3,000,000

	Shares
	(000)

			Money Market Fund—0.5%
NR	500		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	500,000

			Total Short-Term Investments (cost $3,500,000)		3,500,000

			Total Investments—154.8% (cost $146,746,9346)		$ 151,612,451
			Other assets in excess of liabilities—2.4%		2,348,438
			Preferred shares at redemption value, including dividends payable—(57.2)%		(56,026,323)

			Net Assets Applicable to Common Shareholders—100%		$ 97,934,566

1

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security pledged as collateral.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2006.
[6]	Cost for Federal income tax purposes is $146,756,871. The net unrealized appreciation on a tax basis is $4,855,580, consisting of $4,881,660 gross unrealized appreciation and $26,080 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.2% of the Trust’s managed assets.

ACA	—	5.0%
AMBAC	—	34.8%
FGIC	—	11.2%
FSA	—	7.6%
MBIA	—	20.7%
XCLA	—	5.6%
Other	—	0.3%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock New York Insured Municipal Income Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006